Trade payables (Tables)	12 Months Ended
Dec. 31, 2022
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Ageing Analysis of Trade Payables Based on Transaction Date
Ageing analysis of trade payables based on transaction date is set out below:

	2022 RMB million	2021 RMB million
Within 1 month	420	403
More than 1 month but less than 3 months	437	221
More than 3 months but less than 6 months	265	221
More than 6 months but less than 1 year	129	268
More than 1 year	286	215

	1,537	1,328

Trade Payables by Currencies	The carrying amounts of the Group’s trade payables are denominated in the following currencies:

	2022 RMB million	2021 RMB million
Renminbi	1,149	891
USD	382	431
Others	6	6

	1,537	1,328